Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2018	$ 119,023
2019	96,048
2020	82,638
2021	63,040
2022	43,689
2023 and thereafter	77,828
Total	482,266
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2018	8,725
2019	19,316
2020	20,945
2021	10,807
2022	10,109
2023 and thereafter	19,371
Total	89,273
Office space
Operating Leased Assets [Line Items]
2018	1,992
2019	1,314
2020	509
2021	184
2022	0
2023 and thereafter	0
Total	$ 3,999